TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on income (tax benefit):
Current	$ 2,162	$ 1,485	$ 1,979
Deferred	(467)	(1,607)	(56)
Total taxes on income	1,695	(122)	1,923
Taxes on income (tax benefit):
Domestic	893	407	966
Foreign	802	(529)	957
Total taxes on income	$ 1,695	$ (122)	$ 1,923